Summary of Significant Accounting Policies (Advertising Costs, Taxation, Statutory Reserves, Government Subsidies) (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Significant Accounting Policies [Line Items]
Advertising expenses	$ 287,070	$ 553,380	$ 2,493,901
Liabilities for unrecognized tax benefits	0	0
Portion of after-tax profit to be allocated to general reserve under PRC Law	10.00%
Appropriations to general reserve or statutory reserve	0	0	0
Cash subsidies	$ 1,484,789	$ 1,514,570	$ 1,265,182
Law of the PRC on Enterprises Operated Exclusively with Foreign Capital [Member] | Subsidiaries [Member]
Schedule of Significant Accounting Policies [Line Items]
Portion of after-tax profit to be allocated to general reserve under PRC Law	10.00%
Percentage rate of registered capital, general reserve reached, appropriation not required	50.00%
China Company Law [Member] | Variable Interest Entities [Member]
Schedule of Significant Accounting Policies [Line Items]
Portion of after-tax profit to be allocated to statutory reserve under PRC Law	10.00%
Percentage rate of registered capital, statutory reserve reached, appropriation not required	50.00%